Financial instruments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Exchange rate swap linked to NCEs
Nominal value	R$ 850,000
Fair value		R$ 857,099
Derivatives operations
Current assets		(4,203)
Non-Current liabilities		861,302
Total		857,099
Swap NCE I to III
Exchange rate swap linked to NCEs
Nominal value	R$ 400,000
Hedge Financial charges for year	Exchange variation + 6,15%
Maturity	August-2019
Fair value		438,201
Swap NCE IV to VII
Exchange rate swap linked to NCEs
Nominal value	R$ 450,000
Hedge Financial charges for year	Exchange variation + 4,93% to 7,90%
Maturity	April-2019
Fair value		R$ 418,898